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Virtus KAR International Small-Cap Fund
Virtus KAR International Small-Cap Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under "Sales Charges" on page 177 of the fund's prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's prospectus, entitled "Intermediary Sales Charge Discounts and Waivers;" and (iv) under "Alternative Purchase Arrangements" on page 115 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR International Small-Cap Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR International Small-Cap Fund		Class A	Class C	Class I	Class R6
Management Fees		0.99%	0.99%	0.99%	0.99%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	none
Other Expenses		0.30%	0.29%	0.30%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.55%	2.29%	1.30%	1.19%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus KAR International Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,036	1,371	2,314
Class C	332	715	1,225	2,626
Class I	132	412	713	1,568
Class R6	121	378	654	1,443

Expense Example No Redemption - Virtus KAR International Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,036	1,371	2,314
Class C	232	715	1,225	2,626
Class I	132	412	713	1,568
Class R6	121	378	654	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies

The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of this Prospectus, the fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. Small Cap Index on a rolling three-year basis. As of September 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. Small Cap Index over the past three years was $0 to $12.5 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time. The fund is non-diversified under federal securities laws.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Limited Number of Investments Risk.  Because the fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Non-Diversification Risk.  The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

Preferred Stocks Risk.  Prreferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small Market Capitalization Companies Risk.  The fund's investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q4/2019:	14.02%	Worst Quarter:	Q3/2015:	-14.25%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus KAR International Small-Cap Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	27.58%	12.88%	13.04%	Sep. 05, 2012
Class A	Return Before Taxes	19.93%	11.27%	11.85%	Sep. 05, 2012
Class C	Return Before Taxes	26.31%	11.79%	11.93%	Sep. 05, 2012
Class R6	Returns Before Taxes	27.66%	13.01%	11.69%	Nov. 12, 2014
After Taxes on Distributions | Class I	Return After Taxes on Distributions	27.02%	12.39%	12.06%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	16.77%	10.30%	10.35%
MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Class I	MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	22.42%	7.04%	8.25%	Sep. 05, 2012
MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Class A	MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	22.42%	7.04%	8.25%	Sep. 05, 2012
MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Class C	MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	22.42%	7.04%	8.25%	Sep. 05, 2012
MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Class R6	MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	22.42%	7.04%	6.64%	Nov. 12, 2014

The MSCI All Country World Index ex U.S. Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets, excluding the U.S. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.